Note 22 - Income Taxes	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Income Tax Disclosure [Text Block]
22—INCOME
TAXES

22
-
1
Income / (Loss) before income taxes

Income / (loss) before income taxes is comprised of the following:

	2018	2017	2016
France	1,687	1,003	4,936
Other countries	(1,667)	(1,296)	(492)
Total	20	(293)	4,444

22
-
2
Income tax (expense)/ benefit

Income tax (expense)/benefit consists of the following:

	2018	2017	2016
Current income tax expense:
France	(163)	(161)	(323)
Other countries	(351)	(373)	(249)
Sub-total current income tax expense	(515)	(534)	(572)
Deferred income tax (expense) benefit:
France	2	(15)	(2)
Other countries	155	161	(30)
Sub-total deferred income tax (expense) benefit	157	146	(32)
Total	(358)	(388)	(602)

22
-
3
Deferred income taxes:

Deferred income taxes reflect the impact of temporary differences between the amounts of assets and liabilities reported for financial reporting purposes and such amounts as measured in accordance with tax laws. The tax effects of temporary differences which give rise to significant deferred tax assets (liabilities) are as follows by nature:

	December 31,
	2018	2017
Net operating loss carry forwards	13,675	13,218
Elimination of intercompany profit in inventory	187	167
Elimination of intercompany profit in fixed assets	343	265
Provisions for retirement indemnities	488	566
Capital leases treated as operating leases for tax	10	(3)
Other items	174	216
Total deferred tax assets	14,877	14,431
Total deferred tax liabilities	–	–
Net deferred tax assets	14,877	14,431
Valuation allowance for deferred tax assets	(14,553)	(14,266)
Deferred tax assets (liabilities), net of allowance	324	165

Net operating loss carryforwards available amounts to
€57,595
thousand as of
December 31, 2018,
of which
€32,535
thousand at EDAP TMS SA,
€21,229
thousand at Edap Technomed Inc.,
€2,342
thousand at Edap Technomed Co Ltd Japan,
€1,489
thousand at EDAP Technomed Italia S.R.L. These net operating losses generate deferred tax assets of
€13,675
thousand as at
December 31, 2018.
Realization of these assets is contingent on future taxable earnings in the applicable tax jurisdictions. As of
December 31, 2018,
€55,253
thousand out of these
€57,595
thousand net operating loss carry-forwards have
no
expiration date but the amount of the net operating loss carry-forward used each year is limited. The remaining tax loss carry-forwards expire from years
2019
through
2029.
In accordance with ASC
740,
a valuation allowance is established if, based on the weight of available evidence, it is more-likely-than-
not
that some portion or all of the deferred tax asset will
not
be realized.

The
2017
U.S. Tax Act was enacted on
December 22, 2017.
The
2017
U.S. Tax Act includes a number of changes in existing tax law which impacted our business in the U.S. Starting with tax year
2018,
the U.S. corporate tax rates changed from a graduated system ranging from
15%
to
39%
to a flat
21%
of taxable net income.  For taxable net income of
$100K
and greater for years
2018
and following, EDAP’s U.S. subsidiary would pay significantly lower taxes than with the previous tax law.

Starting from tax year
2018,
the French corporate tax rates of taxable net income will gradually decrease from
33.33%
to
25%
in
2022.

22
-
4
Effective tax income (expense)

A reconciliation of differences between the statutory French income tax rate and the Company’s effective tax income (loss) is as follows:

	2018	2017	2016
Effective income / (loss) tax at French statutory tax rate	(6)	98	(1,480)
Income of foreign subsidiaries taxed at different tax rates	(124)	64	109
Effect of net operating loss carry-forwards and valuation allowances	(210)	(1,530)	115
Non-taxable debt fair value variation	235	1,026	1,207
Permanent differences	(392)	178	217
Effect of cancellation of intra-group positions	35	144	–
French business tax included in income tax (CVAE)	(161)	(161)	(152)
Other	265	(207)	(617)
Effective income (loss) tax	(358)	(388)	(602)

22
-
5
Uncertainty in Income Taxes

According to ASC
740,
the Company reviewed the tax positions of each subsidiary. On
December 31, 2018
the Company believes that there is
no
significant uncertainty in the Company’s tax positions.

The Company remains subject to examination by major tax jurisdictions.

Interest and penalties on income taxes are classified as a component of the provision for income taxes. There were no
interest or penalties in
2016,
2017
and
2018.